Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Inventories [Abstract]
Disclosure Of Inventory Balances [Text Block]
The inventories balances are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Finished products	83,163,323	83,843,751
In process products	3,539,351	3,109,463
Raw material	129,926,627	127,732,091
In transit raw material	10,556,865	8,488,881
Materials and products	6,494,675	6,206,087
Realizable net value estimate and obsolescence	(1,246,380)	(1,318,036)
Total	232,434,461	228,062,237

Changes In Current Estimate At Net Realisable Value [Text Block]
The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Initial balance	(1,318,036)	(1,538,133)
Inventories write-down estimation	(1,642,147)	(3,081,986)
Estimates resulting from business combinations (1)	(210,816)	(101,244)
Inventories recognised as an expense	1,962,689	3,296,095
Business combinations effect	(38,070)	107,232
Total	(1,246,380)	(1,318,036)
(1)

See
Note 15 – Business Combinations, letter c)
.